Accounts Receivable, Net (Details) - Schedule of Provisions for Doubtful Accounts of Accounts Receivable - Doubtful [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Accounts Receivable, Net (Details) - Schedule of Provisions for Doubtful Accounts of Accounts Receivable [Line Items]
Balance at beginning of the year	$ 6,629,960	$ 806,140	$ 173,066
Provision and reversal	209,761	6,072,933	601,350
Effects of foreign exchange rate	(514,410)	(249,113)	31,724
Balance at end of the year	$ 6,325,311	$ 6,629,960	$ 806,140